T. ROWE PRICE Georgia Tax-Free Bond Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
GEORGIA 93.5%
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/31  2,465 2,800
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/33  1,455 1,642
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 5.00%, 9/1/29  1,100 1,310
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series B, VRDN, 0.02%, 7/1/35  980 980
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 927
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  3,870 4,227
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/36 (1) 5,000 5,822
Atlanta Dept. of Aviation, Series B, 4.00%, 7/1/49 (1) 2,500 2,851
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/30 (1) 1,340 1,732
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/38 (1) 1,000 1,196
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 1,000 1,191
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/42 (1) 1,000 1,184
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  1,500 1,125
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  550 406
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,141
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 342
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,430
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  2,035 2,336
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  6,120 7,022
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 598
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 730
Atlanta Public Safety & Judicial Fac. Auth., 4.00%, 12/1/21  1,280 1,280
Atlanta Water & Wastewater, 5.00%, 11/1/40  7,290 8,357
Atlanta Water & Wastewater, 5.00%, 11/1/43 (Prerefunded
5/1/25) (2) 3,400 3,926
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37  1,000 1,167
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 3,251
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/22 (3) 375 376
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23 (3) 450 473
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24 (3) 550 602

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (3) 350 398
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26 (3) 975 1,148
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (2) 1,290 1,519
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (2) 1,160 1,366
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (2) 500 589
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (2) 300 353
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 534
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 775
Augusta Airport, Series A, 5.00%, 1/1/30  645 707
Augusta Airport, Series A, 5.00%, 1/1/31  275 301
Augusta Airport, Series A, 5.00%, 1/1/32  550 602
Augusta Airport, Series A, 5.00%, 1/1/34  585 640
Augusta Airport, Series B, 5.00%, 1/1/22 (1) 445 446
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,874
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  5,985 6,976
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  2,000 2,316
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,900
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,582
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  1,550 1,591
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/30  1,000 1,138
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/45  1,500 1,777
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/50  1,450 1,703
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 317
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 598
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41  3,000 3,431
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 2,090
Cherokee County Board of Ed., GO, 5.00%, 8/1/33  1,265 1,304
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,212
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,252
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (4) 725 763
Clarke County Classic Center Auth., Classic Center Arena Project,
3.00%, 5/1/61  2,000 2,085

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Clarke County Classic Center Auth., Classic Center Arena Project,
4.00%, 5/1/52  3,000 3,557
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,310
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 2,004
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/35  950 1,131
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/40  950 1,198
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/50  1,500 1,863
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  1,000 1,058
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30  2,200 2,328
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,000 1,195
Columbia County Water & Sewerage, 5.00%, 6/1/33  700 921
Columbia County Water & Sewerage, Forward Delivery, 5.00%,
6/1/35  1,680 2,205
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  5,000 6,223
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 1,062
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 875
Coweta County Water & Sewage Auth., 4.00%, 6/1/38
(Prerefunded 6/1/29) (2) 1,000 1,219
Coweta County Water & Sewage Auth., 4.00%, 6/1/39
(Prerefunded 6/1/29) (2) 1,000 1,219
Dalton, GO, 5.00%, 2/1/42  500 619
Dalton, GO, 5.00%, 2/1/48  3,500 4,322
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/32  1,250 1,490
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/33  1,190 1,417
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/34  400 457
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/36  900 1,026
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/37  1,000 1,135
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/41  1,385 1,563
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 5.00%, 8/15/32  900 1,096
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 871
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,316
DeKalb County Water & Sewerage, Series A, 5.25%, 10/1/41  4,365 4,383

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (5) 1,980 2,368
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (5) 4,080 4,958
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  6,910 7,931
Floyd County Hosp. Auth., Floyd Medical Center, Series A, 5.00%,
7/1/34 (Prerefunded 7/1/26) (2) 2,810 3,351
Floyd County Hosp. Auth., Floyd Medical Center, Series B, RAC,
5.00%, 7/1/32 (Prerefunded 7/1/22) (2) 2,000 2,056
Forsyth County School Dist., GO, 4.00%, 2/1/33 (Prerefunded
2/1/24) (2) 3,270 3,531
Forsyth County School Dist., GO, 5.00%, 2/1/31  3,250 3,834
Forsyth County School Dist., GO, 5.00%, 2/1/38  1,000 1,243
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center and Technology Square Projects, Series B,
5.00%, 11/1/31  3,020 3,708
Fulton County Dev. Auth., Georgia Tech Foundation, Technology
Square, Series A, 5.00%, 11/1/31 (Prerefunded 5/1/22) (2) 1,400 1,428
Fulton County Dev. Auth., Piedmont Healthcare, Series A, 4.00%,
7/1/35  1,625 1,821
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  5,170 6,149
Fulton County Dev. Auth., Woodruff Arts Center, 4.00%, 3/15/44  450 490
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 7,019
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 6,193
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (6) 1,000 1,060
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (6) 850 944
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (6) 700 776
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 4,098
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, 4.00%, 2/15/45  8,165 9,375
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  7,000 8,142
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  1,600 1,907
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,000 3,567
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (2) 3,000 3,452
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54 (Prerefunded 2/15/25) (2) 7,070 8,192
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,957
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (6) 250 272

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,600 1,848
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  1,905 2,159
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (6) 1,240 1,442
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  1,375 1,521
Georgia Ports Auth., 4.00%, 7/1/51  3,500 4,177
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/35  750 891
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/36  1,250 1,482
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/37  750 887
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/38  1,000 1,180
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  2,545 2,928
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/34  4,110 4,682
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/47  2,000 2,361
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,615
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 3,359
Gwinnett County School Dist., GO, 5.00%, 2/1/36 (Prerefunded
2/1/23) (2) 2,500 2,639
Jackson County School Dist., GO, 5.00%, 3/1/30  500 638
Jackson County School Dist., GO, 5.00%, 3/1/31  1,500 1,910
Jackson County School Dist., GO, 5.00%, 3/1/32  1,000 1,274
Lagrange Dev. Auth., Lagrange College Project, 5.00%, 10/15/52  1,200 1,229
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (6) 1,680 1,929
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,512
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 228
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  4,705 5,668
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 2,987
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,792
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 7/1/52 (Tender 9/1/27)  1,000 1,156
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
5.00%, 3/15/22  2,190 2,220
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 3,078
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,705

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  3,000 3,412
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,500 2,950
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 0.888%, 8/1/48 (Tender
12/1/23)  3,000 3,023
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  5,570 6,686
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  6,230 7,190
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  5,000 5,769
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%,
7/1/45  5,000 5,955
Metro Atlanta Rapid Transit Auth., Sales Tax, Third Indenture,
Series A, 4.00%, 7/1/44  3,050 3,209
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
4.00%, 7/1/44  5,475 6,286
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/45 (5) 3,000 3,552
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/50 (5) 3,500 4,118
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
4.00%, 1/1/46 (5) 1,100 1,255
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  2,110 2,564
Municipal Electric Auth. of Georgia, Plant Vogtle Project J,
Series A, 5.00%, 1/1/62 (5) 3,000 3,675
Municipal Electric Auth. of Georgia, Plant Vogtle Project M ,
Series A, 5.00%, 1/1/62 (5) 2,600 3,185
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (7) 1,000 1,140
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 5,424
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  4,440 4,991
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/46  1,250 1,598
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S, 5.00%,
10/1/27  500 519
Paulding County Hosp. Auth., Series A, RAC, 5.00%, 4/1/42  2,545 2,582
Paulding County Water & Sewerage, 4.00%, 12/1/32  5,180 5,989
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,915 2,400
Private Colleges & Univ. Auth., Emory Univ., Series A, 4.00%,
10/1/46  5,255 5,929
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/46  6,075 7,190
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
10/1/38  4,500 5,127
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  6,050 7,205

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  4,405 5,232
Private Colleges & Univ. Auth., Mercer Univ., 4.00%, 10/1/50  2,750 3,193
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/29  350 447
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/39  1,000 1,182
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/40  1,000 1,181
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  1,000 1,178
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,000 2,357
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/35
(Prerefunded 5/1/26) (2) 1,000 1,194
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/41
(Prerefunded 5/1/26) (2) 3,820 4,560
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/47
(Prerefunded 5/1/26) (2) 5,000 5,969
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (2) 1,000 1,139
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
4.00%, 7/1/43  5,000 5,732
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/29  50 54
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/30  3,105 3,355
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  220 238
Walton County Water & Sewer Auth., Hard Labor Creek, Series A,
5.00%, 2/1/36 (Prerefunded 2/1/26) (2) 1,050 1,241
471,268
MISSISSIPPI 0.2%
Mississippi Business Fin., Chevron USA Project, Series C, VRDN,
0.02%, 11/1/35  1,150 1,150
1,150
PUERTO RICO 4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  750 765
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  520 534
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (6) 745 910
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (6) 500 594
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  560 575

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/29  690 709
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  1,295 1,331
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  750 773
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
4.50%, 7/1/26 (8)(9) 80 72
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/19 (8)(9) 370 365
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/21 (8)(9) 65 63
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.00%, 7/1/41 (8)(9) 895 803
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.125%, 7/1/37 (8)(9) 920 849
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/25 (8)(9) 155 152
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.25%, 7/1/30 (8)(9) 685 678
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/28 (8)(9) 340 321
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
5.75%, 7/1/41 (8)(9) 545 533
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
6.00%, 7/1/34 (8)(9) 90 84
Puerto Rico Commonwealth, Public Improvement, Series A, GO,
8.00%, 7/1/35 (8)(9) 2,735 2,393
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
5.75%, 7/1/38 (8)(9) 700 679
Puerto Rico Commonwealth, Public Improvement, Series B, GO,
6.50%, 7/1/37 (8)(9) 160 161
Puerto Rico Commonwealth, Public Improvement, Series C, GO,
5.90%, 7/1/28 (8)(9) 270 262
Puerto Rico Commonwealth, Public Improvement, Series E, GO,
5.625%, 7/1/33 (8)(9) 1,060 1,037
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (8)(9) 810 814
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (8)(9) 100 99
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (8)(9) 10 10
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9) 15 15
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9) 35 34

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (8)(9) 40 39
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (8)(9) 170 167
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (8)(9) 55 54
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (8)(9) 70 69
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (8)(9) 420 413
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (8)(9) 425 418
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (8)(9) 40 39
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (8)(9) 35 34
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (8)(9) 15 15
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (8)(9) 300 296
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (8)(9) 40 39
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (8)(9) 30 30
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(9) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(9) 20 19
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (8)(9) 175 168
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(9) 40 39
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(9) 140 135
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(9) 40 39
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(9) 15 15
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  168 190
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  800 905

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  5,000 5,728
24,475
Total Investments in Securities 98.6%
(Cost $466,057) $ 496,893
Other Assets Less Liabilities 1.4% 7,268
Net Assets 100.0% $ 504,161
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$7,927 and represents 1.6% of net assets.
(7) Insured by AMBAC Assurance Corporation
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Georgia Tax-Free Bond Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On November 30, 2021, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
F92-054Q3 11/21